Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.24%
Aerospace & Defense–4.04%
Airbus SE (France)	24,320	$4,282,402
General Electric Co.	29,165	5,837,375
Northrop Grumman Corp.	15,105	7,733,911
		17,853,688
Agricultural & Farm Machinery–1.09%
Deere & Co.(b)	10,294	4,831,489
Apparel Retail–0.55%
TJX Cos., Inc. (The)	19,883	2,421,749
Application Software–0.89%
Salesforce, Inc.	14,609	3,920,471
Asset Management & Custody Banks–1.77%
Ares Management Corp., Class A	12,507	1,833,651
BlackRock, Inc.	6,311	5,973,236
		7,806,887
Biotechnology–1.50%
AbbVie, Inc.	31,619	6,624,813
Building Products–2.24%
Carlisle Cos., Inc.(b)	7,950	2,706,975
Fortune Brands Innovations, Inc.(b)	33,485	2,038,566
Johnson Controls International PLC	36,344	2,911,518
Masco Corp.(b)	32,372	2,251,149
		9,908,208
Cable & Satellite–0.91%
Comcast Corp., Class A	108,659	4,009,517
Communications Equipment–1.95%
Cisco Systems, Inc.(b)	139,687	8,620,085
Construction Materials–1.20%
CRH PLC	60,467	5,319,282
Consumer Finance–2.41%
American Express Co.,	14,694	3,953,421
Capital One Financial Corp.	37,277	6,683,766
		10,637,187
Consumer Staples Merchandise Retail–2.53%
Walmart, Inc.	127,457	11,189,450
Diversified Banks–8.77%
Bank of America Corp.	176,063	7,347,109
Fifth Third Bancorp	71,110	2,787,512
JPMorgan Chase & Co.	61,930	15,191,429
PNC Financial Services Group, Inc. (The)	33,347	5,861,402
Wells Fargo & Co.	104,727	7,518,351
		38,705,803
Electric Utilities–3.03%
Entergy Corp.	76,220	6,516,048
Shares		Value
Electric Utilities–(continued)
PPL Corp.	189,717	$6,850,681
		13,366,729
Electrical Components & Equipment–3.25%
Eaton Corp. PLC	22,248	6,047,674
Emerson Electric Co.	48,524	5,320,171
Hubbell, Inc.(b)	9,002	2,978,852
		14,346,697
Electronic Manufacturing Services–0.58%
TE Connectivity PLC (Switzerland)	18,065	2,552,946
Food Distributors–1.45%
Sysco Corp.(b)	85,049	6,382,077
Health Care Distributors–1.06%
Cencora, Inc.	16,839	4,682,757
Health Care Equipment–2.58%
Becton Dickinson and Co.,	15,294	3,503,244
Medtronic PLC	87,891	7,897,885
		11,401,129
Health Care Supplies–0.85%
Alcon AG	39,471	3,746,982
Home Improvement Retail–2.36%
Lowe’s Cos., Inc.	44,722	10,430,512
Hotels, Resorts & Cruise Lines–1.08%
Marriott International, Inc., Class A	20,114	4,791,155
Household Products–3.09%
Colgate-Palmolive Co.	53,744	5,035,813
Procter & Gamble Co. (The)(b)	50,550	8,614,731
		13,650,544
Industrial Machinery & Supplies & Components–1.20%
Parker-Hannifin Corp.	8,690	5,282,216
Industrial REITs–1.47%
Prologis, Inc.	57,919	6,474,765
Integrated Oil & Gas–3.45%
Chevron Corp.	68,586	11,473,752
Suncor Energy, Inc. (Canada),	97,121	3,760,525
		15,234,277
Integrated Telecommunication Services–1.70%
AT&T, Inc.(b)	265,676	7,513,317
Investment Banking & Brokerage–2.51%
Charles Schwab Corp. (The)	87,584	6,856,076
Morgan Stanley	36,421	4,249,238
		11,105,314
Life Sciences Tools & Services–0.52%
Lonza Group AG (Switzerland)	3,743	2,312,312
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Managed Health Care–2.39%
UnitedHealth Group, Inc.	20,133	$10,544,659
Movies & Entertainment–0.94%
Walt Disney Co. (The)	42,202	4,165,337
Multi-line Insurance–1.90%
American International Group, Inc.	96,252	8,368,149
Multi-Utilities–1.54%
CMS Energy Corp.	52,057	3,910,001
Public Service Enterprise Group, Inc.(b)	34,992	2,879,842
		6,789,843
Oil & Gas Exploration & Production–1.95%
ConocoPhillips	81,803	8,590,951
Oil & Gas Refining & Marketing–0.99%
Valero Energy Corp.(b)	33,242	4,390,271
Oil & Gas Storage & Transportation–0.58%
Cheniere Energy, Inc.	11,087	2,565,532
Paper & Plastic Packaging Products & Materials–0.67%
Smurfit WestRock PLC	65,895	2,969,229
Personal Care Products–0.44%
L’Oreal S.A. (France)	5,194	1,930,572
Pharmaceuticals–6.14%
AstraZeneca PLC (United Kingdom)	19,540	2,869,345
Bristol-Myers Squibb Co.(b)	93,208	5,684,756
Johnson & Johnson	69,512	11,527,870
Merck & Co., Inc.	25,566	2,294,804
Sanofi S.A., ADR	85,470	4,740,166
		27,116,941
Property & Casualty Insurance–0.83%
Hartford Insurance Group, Inc. (The)	29,581	3,660,057
Rail Transportation–1.94%
Union Pacific Corp.	36,189	8,549,289
Restaurants–2.32%
McDonald’s Corp.	32,803	10,246,673
Semiconductor Materials & Equipment–0.77%
ASML Holding N.V., New York Shares (Netherlands)	2,976	1,971,987
Lam Research Corp.	19,781	1,438,079
		3,410,066
Shares		Value
Semiconductors–2.82%
Broadcom, Inc.	14,871	$2,489,851
Microchip Technology, Inc.	56,609	2,740,442
Texas Instruments, Inc.	40,238	7,230,769
		12,461,062
Soft Drinks & Non-alcoholic Beverages–1.65%
Coca-Cola Co. (The)	101,525	7,271,220
Systems Software–1.83%
Microsoft Corp.	21,534	8,083,648
Telecom Tower REITs–0.75%
American Tower Corp.	15,136	3,293,594
Tobacco–2.32%
Philip Morris International, Inc.	64,576	10,250,148
Transaction & Payment Processing Services–1.44%
Visa, Inc., Class A	18,131	6,354,190
Total Common Stocks & Other Equity Interests (Cost $332,356,090)		416,133,789
Money Market Funds–5.65%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d)	8,727,203	8,727,203
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)(d)	16,206,990	16,206,990
Total Money Market Funds (Cost $24,934,193)		24,934,193
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $357,290,283)		441,067,982
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.51%
Invesco Private Government Fund, 4.34%(c)(d)(e)	7,991,315	7,991,315
Invesco Private Prime Fund, 4.46%(c)(d)(e)	20,754,606	20,760,832
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,752,147)		28,752,147
TOTAL INVESTMENTS IN SECURITIES–106.40% (Cost $386,042,430)		469,820,129
OTHER ASSETS LESS LIABILITIES—(6.40)%		(28,247,128)
NET ASSETS–100.00%		$441,573,001
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,256,524	$16,832,297	$(12,361,618)	$-	$-	$8,727,203	$51,476
Invesco Treasury Portfolio, Institutional Class	7,904,300	31,259,980	(22,957,290)	-	-	16,206,990	94,812
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,181,026	96,329,253	(97,518,964)	-	-	7,991,315	117,263*
Invesco Private Prime Fund	23,868,468	208,148,161	(211,255,797)	-	-	20,760,832	299,855*
Total	$45,210,318	$352,569,691	$(344,093,669)	$-	$-	$53,686,340	$563,406

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$404,739,158	$11,394,631	$—	$416,133,789
Money Market Funds	24,934,193	28,752,147	—	53,686,340
Total Investments	$429,673,351	$40,146,778	$—	$469,820,129
Invesco V.I. Diversified Dividend Fund